Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Segment Reporting Information [Line Items]
Lease rental income	$ 459,588	$ 512,544	[1],[2]	$ 506,538	[1],[2]
Management fees	$ 13,420	$ 15,610	[2]	$ 17,408	[2]
Percent of Total, Lease rental income	100.00%	100.00%		100.00%
Percent of Total, Management fees	100.00%	100.00%		99.90%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 256,489	$ 301,209		$ 294,501
Management fees	$ 41	$ 48		$ 130
Percent of Total, Lease rental income	55.80%	58.70%		58.10%
Percent of Total, Management fees	0.30%	0.30%		0.70%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 175,325	$ 183,785		$ 172,145
Management fees	$ 2,541	$ 3,190		$ 3,646
Percent of Total, Lease rental income	38.10%	35.90%		34.00%
Percent of Total, Management fees	18.90%	20.40%		20.90%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 21,929	$ 15,957		$ 28,356
Management fees	$ 1,915	$ 1,819		$ 2,203
Percent of Total, Lease rental income	4.80%	3.10%		5.60%
Percent of Total, Management fees	14.30%	11.70%		12.70%
Bermuda
Segment Reporting Information [Line Items]
Management fees	$ 8,668	$ 10,201		$ 10,956
Percent of Total, Lease rental income	0.00%	0.00%		0.00%
Percent of Total, Management fees	64.60%	65.30%		62.90%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 5,845	$ 11,593		$ 11,536
Management fees	$ 255	$ 352		$ 473
Percent of Total, Lease rental income	1.30%	2.30%		2.30%
Percent of Total, Management fees	1.90%	2.30%		2.70%

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).